Deferred Charges, net (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 4,862,824	$ 2,061,573	$ 0
Additions	6,448,488	3,936,331	2,216,102
Less: Insurance claim recognized	(624,270)
Amortization	(2,708,081)	(1,135,080)	(154,529)
Balance at end of period	$ 7,978,961	$ 4,862,824	$ 2,061,573
Dry Bulk Vessels [Member]
Deferred Charges, net [Abstract]
Number of vessels completing scheduled drydocking repairs | Vessel	4
Tanker Vessels [Member]
Deferred Charges, net [Abstract]
Number of vessels completing scheduled drydocking repairs | Vessel	2